PORTFOLIO OF INVESTMENTS
as of January 31, 2025 (Unaudited)
1
Voya Multi-Manager Emerging
Markets Equity Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 99.0%
Argentina : 0.3%
16,358
(1)
Cresud SACIF y A, ADR
$ 210,037
0.1
22,427
(1)
IRSA Inversiones y
Representaciones SA,
ADR
331,695
0.2
541,732
0.3
Brazil : 6.9%
27,657
Allos SA
90,060
0.0
56,283
Ambev SA
107,287
0.0
213,200
Ambev SA, ADR
394,420
0.2
61,713  B3 SA - Brasil Bolsa
Balcao
117,110
0.1
286,219
Banco Bradesco SA, ADR
603,922
0.3
58,476  Banco Santander Brasil
SA, ADR
263,727
0.1
38,099  BB Seguridade
Participacoes SA
251,253
0.1
130,615
BRF SA, ADR
489,806
0.2
7,579  Cia de Saneamento
Basico do Estado de Sao
Paulo SABESP
122,788
0.1
10,467
Energisa S/A
71,571
0.0
17,838
Equatorial Energia SA
92,181
0.0
145,592  Itau Unibanco Holding SA,
ADR
844,434
0.4
33,374
JBS S/A
204,103
0.1
36,534
Klabin SA
141,471
0.1
14,053
Petroleo Brasileiro SA
100,154
0.0
138,536  Petroleo Brasileiro SA -
Foreign, ADR
1,968,597
1.0
413,746
Raia Drogasil SA
1,515,073
0.7
26,613
Rumo SA
83,472
0.0
49,692
(2)
Sitios Latinoamerica SAB
de CV
7,506
0.0
10,781
Suzano SA
115,336
0.1
19,911
Telefonica Brasil SA
176,485
0.1
70,974
Telefonica Brasil SA, ADR
626,700
0.3
220,658
TIM SA/Brazil
587,510
0.3
376,072
Totvs SA
2,194,378
1.1
38,814
Vale SA, ADR
360,582
0.2
38,231
Vale SA - Foreign
353,915
0.2
37,606
Vibra Energia SA
109,265
0.1
159,710
XP, Inc. - Class A
2,180,042
1.1
14,173,148
6.9
Chile : 0.3%
44,468
Cencosud SA
113,335
0.0
14,789
(1)
Sociedad Quimica y
Minera de Chile SA, ADR
584,757
0.3
698,092
0.3
China : 13.2%
337,400  Alibaba Group Holding
Ltd.
4,138,712
2.0
7,990
(2)
Baidu, Inc., ADR
723,894
0.3
2,948
(2)
BeiGene Ltd., ADR
663,271
0.3
3,000
BYD Co. Ltd. - Class H
105,421
0.1
891,000
(3)
CGN Power Co. Ltd. -
Class H
288,363
0.1
220,000  China Communications
Services Corp. Ltd. - Class
H
125,175
0.1
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
China (continued)
174,000  China Construction Bank
Corp. - Class H
$ 141,586
0.1
23,000  China Shenhua Energy
Co. Ltd. - Class H
92,748
0.0
290,800  CSPC Pharmaceutical
Group Ltd.
167,640
0.1
18,019
(2)
DiDi Global, Inc., ADR
83,788
0.0
18,600
ENN Energy Holdings Ltd.
126,611
0.1
347,113
H World Group Ltd.
1,123,763
0.5
55,800  Haier Smart Home Co.
Ltd. - Class H
184,562
0.1
115,000  Hengan International
Group Co. Ltd.
314,827
0.2
88,100  Inner Mongolia Yitai Coal
Co. Ltd. - Class B
182,983
0.1
27,145
(2)
iQIYI, Inc., ADR
58,905
0.0
73,761
JD.com, Inc. - Class A
1,500,359
0.7
118,000  Jiangsu Expressway Co.
Ltd. - Class H
130,389
0.1
62,000  Jiangxi Copper Co. Ltd. -
Class H
98,404
0.0
38,400  Lao Feng Xiang Co. Ltd. -
Class B
138,358
0.1
62,480
(2)(3)
Meituan - Class B
1,189,154
0.6
8,200
NetEase, Inc.
168,553
0.1
6,478  New Oriental Education &
Technology Group, Inc.,
ADR
315,867
0.2
273,000  People's Insurance Co.
Group of China Ltd. -
Class H
139,716
0.1
1,008,000  PetroChina Co. Ltd. -
Class H
770,658
0.4
130,000  PICC Property & Casualty
Co. Ltd. - Class H
211,215
0.1
128,000
(3)
Qingdao Port International
Co. Ltd. - Class H
99,221
0.0
120,852
(1)
Shenzhen International
Holdings Ltd.
108,104
0.1
19,157  Shenzhen Mindray Bio-
Medical Electronics Co.
Ltd. - Class A
616,101
0.3
15,234
(2)
Sohu.com Ltd., ADR
191,796
0.1
107,654
Tencent Holdings Ltd.
5,664,239
2.7
106,426  Tencent Music
Entertainment Group, ADR
1,274,984
0.6
420,000  Tingyi Cayman Islands
Holding Corp.
640,350
0.3
2,900
(2)
Trip.com Group Ltd.
203,679
0.1
21,317
(2)
Trip.com Group Ltd., ADR
1,495,814
0.7
80,000
(1)
Tsingtao Brewery Co. Ltd.
- Class H
491,345
0.2
623,600  Uni-President China
Holdings Ltd.
627,695
0.3
20,475
Weibo Corp., ADR
201,065
0.1
10,440
(1)
Weibo Corp. - Class A
102,303
0.0
122,000  Weichai Power Co. Ltd. -
Class H
212,304
0.1
156,900  Yangzijiang Shipbuilding
Holdings Ltd.
351,374
0.2

PORTFOLIO OF INVESTMENTS
as of January 31, 2025 (Unaudited) (continued)

Voya Multi-Manager Emerging
Markets Equity Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
China (continued)
40,805
Yum China Holdings, Inc.
$ 1,860,994
0.9
27,326,290
13.2
Czechia : 0.1%
5,065
(1)
CEZ AS
221,960
0.1
Egypt : 0.0%
69,759  Commercial International
Bank Egypt SAE
105,826
0.0
France : 1.0%
5,512
L'Oreal SA
2,045,126
1.0
Germany : 0.7%
5,339
Adidas AG
1,407,677
0.7
Greece : 0.4%
5,475  GEK Terna Holding Real
Estate Construction SA
106,044
0.1
17,216  Hellenic
Telecommunications
Organization SA
260,327
0.1
11,706  Helleniq Energy Holdings
SA
90,955
0.0
5,714
Jumbo SA
154,365
0.1
9,561
OPAP SA
164,012
0.1
775,703
0.4
Hong Kong : 2.3%
324,343
AIA Group Ltd.
2,280,179
1.1
41,000
(1)
Beijing Enterprises
Holdings Ltd.
140,819
0.1
1,329,993
(3)
Budweiser Brewing Co.
APAC Ltd.
1,217,632
0.6
230,000  China Everbright
Environment Group Ltd.
100,598
0.0
104,600
China Gas Holdings Ltd.
86,711
0.0
52,000  China Merchants Port
Holdings Co. Ltd.
88,425
0.0
41,300  China Resources Gas
Group Ltd.
140,195
0.1
48,000
(1)
China Resources Power
Holdings Co. Ltd.
106,754
0.1
64,000  China State Construction
International Holdings Ltd.
93,940
0.0
622,000
Kunlun Energy Co. Ltd.
593,906
0.3
4,849,159
2.3
Hungary : 0.4%
58,013  Magyar Telekom
Telecommunications PLC
204,419
0.1
49,474
(1)
MOL Hungarian Oil & Gas
PLC
361,431
0.2
8,785
Richter Gedeon Nyrt
227,519
0.1
793,369
0.4
Iceland : 0.1%
181,840
Hagar hf
133,739
0.1
India : 17.7%
4,376
ACC Ltd.
100,987
0.1
1,602
AIA Engineering Ltd.
68,074
0.0
1,699
Alkem Laboratories Ltd.
99,171
0.1
12,098
Ambuja Cements Ltd.
71,303
0.0
43,173
Asian Paints Ltd.
1,143,814
0.6
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
India (continued)
7,715
Axis Bank Ltd.
$ 87,415
0.0
1,038
Bajaj Auto Ltd.
105,747
0.1
25,404
Bajaj Finance Ltd.
2,303,462
1.1
774  Bajaj Holdings &
Investment Ltd.
103,000
0.1
45,067
Bharat Electronics Ltd.
151,355
0.1
5,385
Bharat Forge Ltd.
75,867
0.0
77,460  Bharat Petroleum Corp.
Ltd.
232,412
0.1
12,407
Bharti Airtel Ltd.
200,085
0.1
273
Bosch Ltd.
90,412
0.0
2,604
Britannia Industries Ltd.
154,041
0.1
13,596
Cipla Ltd./India
231,680
0.1
50,822
Coal India Ltd.
231,290
0.1
1,660
Coforge Ltd.
157,432
0.1
4,180  Colgate-Palmolive India
Ltd.
135,969
0.1
9,497  Container Corp. Of India
Ltd.
85,219
0.0
4,500  Coromandel International
Ltd.
93,811
0.0
3,509
Cummins India Ltd.
117,609
0.1
1,955
Divi's Laboratories Ltd.
125,893
0.1
16,831  Dr Reddy's Laboratories
Ltd.
236,190
0.1
3,127
Eicher Motors Ltd.
187,082
0.1
21,964
Exide Industries Ltd.
94,668
0.0
40,896
GAIL India Ltd.
83,112
0.0
5,365
Havells India Ltd.
96,754
0.1
53,610
HCL Technologies Ltd.
1,063,901
0.5
3,489
(3)
HDFC Asset Management
Co. Ltd.
155,430
0.1
94,915
HDFC Bank Ltd.
1,857,807
0.9
65,281
HDFC Bank Ltd., ADR
3,958,640
1.9
5,380
Hero MotoCorp Ltd.
268,610
0.1
27,302
Hindalco Industries Ltd.
186,476
0.1
1,569
Hindustan Aeronautics Ltd.
70,965
0.0
21,404  Hindustan Petroleum
Corp. Ltd.
88,248
0.0
18,927
Hindustan Unilever Ltd.
538,418
0.3
3,512
(3)
ICICI Lombard General
Insurance Co. Ltd.
75,184
0.0
10,854
Indian Hotels Co. Ltd.
95,465
0.0
80,091
Indian Oil Corp. Ltd.
118,285
0.1
39,878
Indraprastha Gas Ltd.
92,506
0.0
19,499
(2)
Indus Towers Ltd.
77,818
0.0
58,341
Infosys Ltd.
1,269,461
0.6
161,014
Infosys Ltd. - Foreign, ADR
3,534,257
1.7
2,168
(2)(3)
InterGlobe Aviation Ltd.
107,661
0.1
3,663
Larsen & Toubro Ltd.
150,298
0.1
7,248
Lupin Ltd.
173,625
0.1
2,902
Mahindra & Mahindra Ltd.
99,737
0.1
12,053
Marico Ltd.
93,152
0.0
888
Maruti Suzuki India Ltd.
125,806
0.1
10,855  Max Healthcare Institute
Ltd.
132,521
0.1
126
MRF Ltd.
164,927
0.1
71,246
NHPC Ltd.
65,876
0.0
186,585
NMDC Ltd.
141,634
0.1
41,772
NTPC Ltd.
155,574
0.1

PORTFOLIO OF INVESTMENTS
as of January 31, 2025 (Unaudited) (continued)

Voya Multi-Manager Emerging
Markets Equity Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
India (continued)
42,272  Oil & Natural Gas Corp.
Ltd.
$ 127,459
0.1
725  Oracle Financial Services
Software Ltd.
75,910
0.0
2,773
Persistent Systems Ltd.
192,188
0.1
59,016
Petronet LNG Ltd.
214,578
0.1
4,062
Phoenix Mills Ltd.
76,777
0.0
2,694
PI Industries Ltd.
108,067
0.1
2,641
Pidilite Industries Ltd.
87,454
0.0
61,505  Power Grid Corp. of India
Ltd.
213,592
0.1
511,951
Reliance Industries Ltd.
7,450,353
3.6
119,704
(2)
Reliance Strategic
Investments Ltd.
332,479
0.2
1,198
Siemens Ltd.
83,622
0.0
9,341  Sun Pharmaceutical
Industries Ltd.
187,690
0.1
1,444
Supreme Industries Ltd.
65,901
0.0
65,064  Tata Consultancy Services
Ltd.
3,078,733
1.5
66,261  Tata Consumer Products
Ltd.
781,304
0.4
13,940
Tata Motors Ltd.
114,727
0.1
21,691
Tata Power Co. Ltd.
90,855
0.0
70,078
Tata Steel Ltd.
108,300
0.1
13,706
Tech Mahindra Ltd.
263,524
0.1
2,418
Titan Co. Ltd.
97,031
0.1
2,408  Torrent Pharmaceuticals
Ltd.
90,738
0.0
5,341
Torrent Power Ltd.
89,921
0.0
1,228
Trent Ltd.
81,169
0.0
1,252
UltraTech Cement Ltd.
165,566
0.1
5,036
United Spirits Ltd.
82,594
0.0
27,771
Vedanta Ltd.
140,915
0.1
7,848
Voltas Ltd.
113,860
0.1
45,815
Wipro Ltd.
164,131
0.1
29,831
(2)
Zomato Ltd.
75,554
0.0
7,826
Zydus Lifesciences Ltd.
87,402
0.0
36,568,530
17.7
Indonesia : 1.8%
446,600  Adaro Energy Indonesia
Tbk PT
63,775
0.0
2,106,700
Astra International Tbk PT
619,023
0.3
4,237,974
Bank Central Asia Tbk PT
2,448,192
1.2
257,700  Bank Mandiri Persero
Tbk PT
94,685
0.0
840,800  Telkom Indonesia Persero
Tbk PT
135,410
0.1
1,918,900
Unilever Indonesia Tbk PT
191,475
0.1
94,800
United Tractors Tbk PT
144,672
0.1
3,697,232
1.8
Japan : 1.2%
7,360
Fast Retailing Co. Ltd.
2,424,070
1.2
Kuwait : 0.1%
90,266  Mobile
Telecommunications Co.
KSCP
132,278
0.1
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Luxembourg : 0.1%
8,451
Reinet Investments SCA
$ 209,175
0.1
Malaysia : 1.5%
77,300
AMMB Holdings Bhd
97,705
0.0
44,800
CIMB Group Holdings Bhd
80,422
0.0
213,000
Gamuda Bhd
192,479
0.1
93,500
Genting Bhd
76,013
0.0
199,100
IJM Corp. Bhd
106,258
0.1
43,800  Malaysia Airports Holdings
Bhd
107,498
0.1
90,800
MISC Bhd
147,279
0.1
185,900
(3)
MR DIY Group M Bhd
69,863
0.0
41,800
Petronas Gas Bhd
161,007
0.1
928,300
Public Bank Bhd
896,652
0.4
272,500
Sime Darby Bhd
137,201
0.1
92,700
Telekom Malaysia Bhd
136,871
0.1
210,100
Tenaga Nasional Bhd
640,413
0.3
143,587
UEM Sunrise Bhd
29,704
0.0
192,400
YTL Corp. Bhd
81,842
0.0
167,400  YTL Power International
Bhd
117,092
0.1
3,078,299
1.5
Mexico : 5.6%
169,033
Alfa SAB de CV - Class A
137,775
0.1
177,977
America Movil SAB de CV
124,967
0.1
48,053  America Movil SAB de CV
- Foreign, ADR
673,223
0.3
15,588  Arca Continental SAB de
CV
142,009
0.1
298,704
Cemex SAB de CV
176,437
0.1
86,744  Cemex SAB de CV -
Foreign, ADR
514,392
0.2
37,788  Coca-Cola Femsa SAB
de CV
295,801
0.1
7,015  Coca-Cola Femsa SAB de
CV - Foreign, ADR
550,607
0.3
36,645  Corp Inmobiliaria Vesta
SAB de CV
95,653
0.0
24,095  El Puerto de Liverpool
SAB de CV - Class C1
120,277
0.1
98,338  Fibra Uno Administracion
SA de CV
102,078
0.0
50,288  Fomento Economico
Mexicano SAB de CV
427,868
0.2
36,044  Fomento Economico
Mexicano SAB de CV -
Foreign, ADR
3,075,274
1.5
9,686  Gruma SAB de CV - Class
B
167,147
0.1
10,621  Grupo Aeroportuario del
Centro Norte SAB de CV
100,285
0.0
9,093  Grupo Aeroportuario del
Pacifico SAB de CV -
Class B
167,809
0.1
7,981  Grupo Aeroportuario del
Sureste SAB de CV -
Class B
217,145
0.1
23,175
Grupo Bimbo SAB de CV
60,728
0.0
17,447  Grupo Comercial Chedraui
SA de CV
100,605
0.0

PORTFOLIO OF INVESTMENTS
as of January 31, 2025 (Unaudited) (continued)

Voya Multi-Manager Emerging
Markets Equity Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Mexico (continued)
118,696  Grupo Financiero Banorte
SAB de CV - Class O
$ 823,918
0.4
51,828
(2)
Grupo Financiero Inbursa
SAB de CV - Class O
110,424
0.1
31,179
Grupo Mexico SAB de CV
152,194
0.1
126,274
Grupo Televisa SAB, ADR
242,446
0.1
44,337
(1)(2)
Ollamani SAB
77,026
0.0
78,381  Prologis Property Mexico
SA de CV
244,161
0.1
15,316  Promotora y Operadora de
Infraestructura SAB de CV
142,539
0.1
1,005,834  Wal-Mart de Mexico SAB
de CV
2,620,158
1.3
11,662,946
5.6
Netherlands : 1.1%
29,953
Heineken NV
2,081,061
1.0
17,689
NEPI Rockcastle NV
133,672
0.1
2,214,733
1.1
Peru : 0.6%
23,728  Cia de Minas
Buenaventura SAA, ADR
302,769
0.2
4,670
Credicorp Ltd.
855,077
0.4
1,157,846
0.6
Philippines : 0.2%
489,600
DMCI Holdings, Inc.
91,423
0.0
18,680  International Container
Terminal Services, Inc.
111,538
0.0
16,900
Manila Electric Co.
129,704
0.1
6,630
PLDT, Inc.
151,732
0.1
484,397
0.2
Qatar : 0.2%
33,182
Ooredoo QPSC
117,746
0.0
36,398
Qatar Fuel QSC
153,249
0.1
68,759
Qatar Navigation QSC
206,787
0.1
477,782
0.2
Romania : 0.2%
1,544,342
OMV Petrom SA
234,740
0.1
4,688  Societatea De Producere
A Energiei Electrice
in Hidrocentrale
Hidroelectrica SA
119,740
0.1
354,480
0.2
Russia : —%
164,710
(4)
Alrosa PJSC
—
—
951,000
(2)(3)(4)
Detsky Mir PJSC
—
—
1,037,141
(2)(4)
Gazprom PJSC
—
—
25,468
(4)
Lukoil PJSC
—
—
14,210
(4)
Magnit PJSC
—
—
271,070
(4)
Magnitogorsk Iron & Steel
Works PJSC
—
—
117,900
(2)(4)
MMC Norilsk Nickel PJSC
—
—
91,474
(4)
Mobile TeleSystems PJSC
—
—
83,570
(4)
Novolipetsk Steel PJSC
—
—
4,078
(4)
PhosAgro PJSC
—
—
453,015
(4)
Rosneft Oil Co. PJSC
—
—
1,076,340
(4)
Sberbank of Russia PJSC
—
—
16,184
(4)
Severstal PAO
—
—
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Russia (continued)
34,543
(4)
Tatneft PJSC
$ —
—
—
—
Saudi Arabia : 0.6%
2,287
Astra Industrial Group
114,633
0.1
1,940  Bupa Arabia for
Cooperative Insurance Co.
96,206
0.0
14,289
Etihad Etisalat Co.
220,581
0.1
31,631
Jarir Marketing Co.
108,060
0.0
2,792
Riyadh Cables Group Co.
105,455
0.0
73,061
(3)
Saudi Arabian Oil Co.
540,639
0.3
12,501
Saudi Telecom Co.
144,865
0.1
1,330,439
0.6
South Africa : 1.9%
11,696
Bid Corp. Ltd.
298,308
0.1
10,670
Bidvest Group Ltd.
145,557
0.1
658  Capitec Bank Holdings
Ltd.
104,766
0.0
11,321
Clicks Group Ltd.
217,906
0.1
16,846
Exxaro Resources Ltd.
157,701
0.1
13,970
Foschini Group Ltd.
106,279
0.1
15,786
Mr Price Group Ltd.
210,440
0.1
47,683
OUTsurance Group Ltd.
160,870
0.1
376,668
Sanlam Ltd.
1,641,351
0.8
15,916
Shoprite Holdings Ltd.
242,947
0.1
7,088
Standard Bank Group Ltd.
82,673
0.0
12,976
Tiger Brands Ltd.
191,801
0.1
20,695
Vodacom Group Ltd.
121,039
0.1
51,044  Woolworths Holdings Ltd./
South Africa
158,645
0.1
3,840,283
1.9
South Korea : 15.9%
978
CJ Corp.
63,830
0.0
1,842
(2)
Coway Co. Ltd.
97,444
0.0
1,751
DB Insurance Co. Ltd.
116,506
0.1
3,820
(2)
GS Holdings Corp.
100,782
0.1
2,168
Hana Financial Group, Inc.
89,735
0.0
7,764
(2)
Hankook Tire &
Technology Co. Ltd.
217,827
0.1
2,487
HD Hyundai Co. Ltd.
141,470
0.1
1,173
(2)
HD Korea Shipbuilding &
Offshore Engineering Co.
Ltd.
185,923
0.1
2,187
Hyundai Glovis Co. Ltd.
223,421
0.1
2,470
Hyundai Mobis Co. Ltd.
445,726
0.2
645
Hyundai Motor Co.
90,783
0.0
38,775
Kakao Corp.
1,018,026
0.5
2,295
KB Financial Group, Inc.
143,785
0.1
8,571
Kia Corp.
598,066
0.3
5,893
(2)
Korea Electric Power
Corp.
85,049
0.0
6,740
(2)
Korean Air Lines Co. Ltd.
114,426
0.1
2,680
KT&G Corp.
203,234
0.1
1,849
(2)
LG Corp.
94,787
0.0
1,278
LG Electronics, Inc.
73,633
0.0
78,737
LG Uplus Corp.
542,546
0.3
1,596
(2)
Lotte Corp.
22,815
0.0
384
(2)
Lotte Wellfood Co. Ltd.
27,077
0.0
19,956
(2)
NAVER Corp.
2,955,226
1.4
1,985
S-1 Corp.
81,356
0.0

PORTFOLIO OF INVESTMENTS
as of January 31, 2025 (Unaudited) (continued)

Voya Multi-Manager Emerging
Markets Equity Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
South Korea (continued)
17,905
Samsung C&T Corp.
$ 1,467,786
0.7
1,239  Samsung Electro-
Mechanics Co. Ltd.
113,484
0.1
131,710  Samsung Electronics Co.
Ltd.
4,703,854
2.3
406  Samsung Fire & Marine
Insurance Co. Ltd.
105,965
0.1
13,683
(2)
Samsung Life Insurance
Co. Ltd.
834,948
0.4
16,064  Shinhan Financial Group
Co. Ltd.
559,570
0.3
59,850
SK Hynix, Inc.
8,057,585
3.9
119,726
(2)
SK Square Co. Ltd.
7,650,584
3.7
38,497
SK Telecom Co. Ltd.
1,465,935
0.7
9,766  Woori Financial Group,
Inc.
107,447
0.1
32,800,631
15.9
Taiwan : 18.0%
6,000
Accton Technology Corp.
137,780
0.1
11,471
Advantech Co. Ltd.
131,326
0.1
81,000  ASE Technology Holding
Co. Ltd.
420,431
0.2
25,000
Asustek Computer, Inc.
455,062
0.2
16,000  Catcher Technology Co.
Ltd.
96,093
0.0
87,000  Cheng Shin Rubber
Industry Co. Ltd.
130,880
0.1
57,000  Chicony Electronics Co.
Ltd.
263,955
0.1
53,000  Chunghwa Telecom Co.
Ltd.
202,383
0.1
91,000
Compal Electronics, Inc.
100,367
0.0
91,000  CTBC Financial Holding
Co. Ltd.
108,316
0.1
68,000
Delta Electronics, Inc.
886,043
0.4
154,000
Eva Airways Corp.
222,039
0.1
135,000  Far Eastern New Century
Corp.
127,874
0.1
32,000  Far EasTone
Telecommunications Co.
Ltd.
85,805
0.0
740,000
(1)(2)(3)
FIT Hon Teng Ltd.
324,048
0.2
120,000  Hon Hai Precision Industry
Co. Ltd.
640,756
0.3
4,000  International Games
System Co. Ltd.
114,282
0.1
30,000  King Yuan Electronics Co.
Ltd.
100,392
0.1
2,000
Largan Precision Co. Ltd.
165,273
0.1
52,000
Lite-On Technology Corp.
170,183
0.1
2,000
Lotes Co. Ltd.
112,686
0.1
111,300
MediaTek, Inc.
4,820,075
2.3
22,000  Micro-Star International
Co. Ltd.
120,414
0.1
21,000  Novatek Microelectronics
Corp.
330,017
0.2
303,000
Pegatron Corp.
881,602
0.4
163,000
Pou Chen Corp.
180,772
0.1
51,000  Powertech Technology,
Inc.
177,019
0.1
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Taiwan (continued)
10,000  President Chain Store
Corp.
$ 78,910
0.0
27,000
Quanta Computer, Inc.
214,060
0.1
15,000  Realtek Semiconductor
Corp.
247,063
0.1
134,350  SinoPac Financial
Holdings Co. Ltd.
92,476
0.0
74,000  Synnex Technology
International Corp.
159,050
0.1
101,000
Taiwan Cement Corp.
97,622
0.0
47,000
Taiwan Fertilizer Co. Ltd.
74,509
0.0
18,000
Taiwan Secom Co. Ltd.
67,459
0.0
711,402  Taiwan Semiconductor
Manufacturing Co. Ltd.
23,741,692
11.5
48,000  Uni-President Enterprises
Corp.
113,968
0.1
212,000  United Microelectronics
Corp.
252,748
0.1
2,000  Voltronic Power
Technology Corp.
112,884
0.1
36,000
WPG Holdings Ltd.
76,889
0.0
5,000
Yageo Corp.
81,149
0.0
92,040  Yuanta Financial Holding
Co. Ltd.
96,799
0.0
33,000  Zhen Ding Technology
Holding Ltd.
118,202
0.1
37,131,353
18.0
Thailand : 1.4%
13,300  Advanced Info Service
PCL
111,803
0.0
178,500  Bangkok Dusit Medical
Services PCL - Class F
124,566
0.1
1,426,636
CP ALL PCL - Foreign
2,196,325
1.1
20,900
Kasikornbank PCL
99,364
0.0
36,900  PTT Exploration &
Production PCL
138,925
0.1
264,100
PTT PCL - Foreign
246,397
0.1
2,917,380
1.4
Turkey : 0.9%
565,865
Akbank TAS
1,022,721
0.5
16,997
BIM Birlesik Magazalar AS
260,798
0.1
50,592
Coca-Cola Icecek AS
80,343
0.0
3,442
(2)
D-MARKET Elektronik
Hizmetler ve Ticaret AS,
ADR
11,324
0.0
34,036
KOC Holding AS
161,348
0.1
5,620
Migros Ticaret AS
91,563
0.0
11,337
(2)
Turk Hava Yollari AO
100,086
0.1
29,149  Turkiye Petrol Rafinerileri
AS
114,677
0.1
1,842,860
0.9
United Arab Emirates : 0.8%
214,732
Air Arabia PJSC
180,646
0.1
65,912
Aldar Properties PJSC
137,132
0.1
89,878
Emaar Development PJSC
321,005
0.1
259,511
Emaar Properties PJSC
952,487
0.5

PORTFOLIO OF INVESTMENTS
as of January 31, 2025 (Unaudited) (continued)

Voya Multi-Manager Emerging
Markets Equity Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
United Arab Emirates (continued)
17,755  Emirates
Telecommunications
Group Co. PJSC
$ 82,659
0.0
1,673,929
0.8
United Kingdom : 1.2%
342,800
(4)
Fix Price Group PLC, GDR
—
—
43,303
Unilever PLC, ADR
2,484,726
1.2
2,484,726
1.2
United States : 0.7%
12,421
Micron Technology, Inc.
1,133,292
0.6
6,314  Titan Cement International
SA
298,725
0.1
1,432,017
0.7
Uruguay : 1.6%
1,696
(2)
MercadoLibre, Inc.
3,260,034
1.6
Total Common Stock
(Cost $205,143,427)
204,247,241
99.0
PREFERRED STOCK : 0.6%
Brazil : 0.5%
148,935  Cia Energetica de Minas
Gerais
281,098
0.1
39,620
Gerdau SA
116,473
0.1
306,168
Itausa SA
499,274
0.2
26,261
Petroleo Brasileiro SA
169,275
0.1
1,066,120
0.5
Chile : 0.1%
31,252
Embotelladora Andina SA
104,503
0.1
Russia : —%
378
(4)
AK Transneft PJSC OAO
—
—
863,754
(4)
Surgutneftegas PJSC
—
—
217
(4)
Transneft PJSC
—
—
—
—
South Korea : 0.0%
971
(2)
LG Chem Ltd.
92,414
0.0
Total Preferred Stock
(Cost $3,172,889)
1,263,037
0.6
WARRANTS : 0.0%
Argentina : 0.0%
38,283
(2)
IRSA Inversiones y
Representaciones SA
69,867
0.0
Total Warrants
(Cost $–)
69,867
0.0
Total Long-Term
Investments
(Cost $208,316,316)
205,580,145
99.6
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 1.8%
Repurchase Agreements : 1.0%
1,000,000
(5)
Bank of Montreal,
Repurchase Agreement
dated 01/31/2025,
4.340%, due 02/03/2025
(Repurchase Amount
$1,000,357, collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 1.714%-
7.320%, Market Value
plus accrued interest
$1,020,000, due
01/01/26-02/01/52)
$ 1,000,000
0.5
70,279
(5)
Daiwa Capital Markets
America, Inc., Repurchase
Agreement dated
01/31/2025, 4.350%, due
02/03/2025 (Repurchase
Amount $70,304,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 0.000%-
7.500%, Market Value plus
accrued interest $71,685,
due 02/13/25-02/01/55)
70,279
0.0
1,000,000
(5)
TD Securities (USA)
LLC, Repurchase
Agreement dated
01/31/2025, 4.350%, due
02/03/2025 (Repurchase
Amount $1,000,358,
collateralized by various
U.S. Government
Agency Obligations,
3.000%-7.000%, Market
Value plus accrued
interest $1,020,000, due
03/01/49-01/01/55)
1,000,000
0.5
Total Repurchase
Agreements
(Cost $2,070,279)
2,070,279
1.0

PORTFOLIO OF INVESTMENTS
as of January 31, 2025 (Unaudited) (continued)

Voya Multi-Manager Emerging
Markets Equity Fund
Shares RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : (continued)
Mutual Funds : 0.8%
1,327,318
(6)
BlackRock Liquidity Funds,
FedFund, Institutional
Class, 4.260%
$ 1,327,318
0.6
331,000
(6)
Morgan Stanley
Institutional Liquidity
Funds - Government
Portfolio (Institutional
Share Class), 4.310%
331,000
0.2
Total Mutual Funds
(Cost $1,658,318)
1,658,318
0.8
Total Short-Term
Investments
(Cost $3,728,597)
3,728,597
1.8
Total Investments in
Securities
(Cost $212,044,913) $ 209,308,742 101.4
Liabilities in Excess of
Other Assets (2,934,845) (1.4)
Net Assets $ 206,373,897 100.0
ADR American Depositary Receipt
GDR Global Depositary Receipt
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Security, or a portion of the security, is on loan.
(2)
Non-income producing security.
(3)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(4)
For fair value measurement disclosure purposes, security is
categorized as Level 3, whose value was determined using
significant unobservable inputs.
(5)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(6)
Rate shown is the 7-day yield as of January 31, 2025.
Sector Diversiﬁcation
Percentage
of Net Assets
Information Technology 29.7%
Financials 13.3
Consumer Staples 12.9
Consumer Discretionary 11.7
Communication Services 9.4
Industrials 8.0
Energy 6.9
Materials 2.9
Utilities 2.1
Health Care 1.5
Real Estate 1.2
Warrants 0.0
Short-Term Investments 1.8
Liabilities in Excess of Other Assets (1.4)
Net Assets 100.0%
Portfolio holdings are subject to change daily.

PORTFOLIO OF INVESTMENTS
as of January 31, 2025 (Unaudited) (continued)

Voya Multi-Manager Emerging
Markets Equity Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of January 31, 2025 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs #
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
January 31, 2025
Asset Table
Investments, at fair value
Common Stock
Argentina $ 541,732 $ — $ — $ 541,732
Brazil 14,173,148 — — 14,173,148
Chile 698,092 — — 698,092
China 5,347,098 21,979,192 — 27,326,290
Czechia 221,960 — — 221,960
Egypt 105,826 — — 105,826
France — 2,045,126 — 2,045,126
Germany — 1,407,677 — 1,407,677
Greece — 775,703 — 775,703
Hong Kong 140,195 4,708,964 — 4,849,159
Hungary 204,419 588,950 — 793,369
Iceland 133,739 — — 133,739
India 7,686,864 28,881,666 — 36,568,530
Indonesia 144,672 3,552,560 — 3,697,232
Japan — 2,424,070 — 2,424,070
Kuwait — 132,278 — 132,278
Luxembourg 209,175 — — 209,175
Malaysia 107,498 2,970,801 — 3,078,299
Mexico 11,662,946 — — 11,662,946
Netherlands 133,672 2,081,061 — 2,214,733
Peru 1,157,846 — — 1,157,846
Philippines 221,127 263,270 — 484,397
Qatar 477,782 — — 477,782
Romania 354,480 — — 354,480
Russia — — — —
Saudi Arabia 431,420 899,019 — 1,330,439
South Africa 2,699,188 1,141,095 — 3,840,283
South Korea — 32,800,631 — 32,800,631
Taiwan — 37,131,353 — 37,131,353
Thailand 124,566 2,792,814 — 2,917,380
Turkey 272,122 1,570,738 — 1,842,860
United Arab Emirates 263,305 1,410,624 — 1,673,929
United Kingdom 2,484,726 — — 2,484,726
United States 1,133,292 298,725 — 1,432,017
Uruguay 3,260,034 — — 3,260,034
Total Common Stock 54,390,924 149,856,317 — 204,247,241
Preferred Stock 1,170,623 92,414 — 1,263,037
Warrants 69,867 — — 69,867
Short-Term Investments 1,658,318 2,070,279 — 3,728,597
Total Investments, at fair value $ 57,289,732 $ 152,019,010 $ — $ 209,308,742
Other Financial Instruments+
Futures 455 — — 455
Total Assets $ 57,290,187 $ 152,019,010 $ — $ 209,309,197
#
The earlier close of the foreign markets gives rise to the possibility that signiﬁcant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund’s investments are categorized as Level 2 investments.
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.

PORTFOLIO OF INVESTMENTS
as of January 31, 2025 (Unaudited) (continued)

Voya Multi-Manager Emerging
Markets Equity Fund
At January 31, 2025, the following futures contracts were outstanding for Voya Multi-Manager Emerging Markets Equity Fund:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation
Long Contracts:
MSCI Emerging Markets Index 13 03/21/25 $ 708,760 $ 455
$ 708,760 $ 455
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation $ 37,800,409
Gross Unrealized Depreciation (40,536,581)
Net Unrealized Depreciation $ (2,736,172)